Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000214946 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214946 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214946 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000214946 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000214946 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214946 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214946 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214947 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214947 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214947 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000214947 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000214947 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214947 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214947 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%